Significant Restructuring and Impairment Costs (Detail) $ in Millions	12 Months Ended
	Sep. 30, 2015 USD ($) Plant Employees	Sep. 30, 2014 USD ($)	Sep. 30, 2013 USD ($)
Restructuring Cost and Reserve [Line Items]
Restructuring and impairment costs	$ 397	$ 324	$ 903
Number of employees to be severed | Employees	13,900
Restructuring and Related Cost, Number of Positions Eliminated, Inception to Date | Employees	8,000
Restructuring And Related Cost Expected Number Of Plants To Be Closed | Plant	23
Number Of Plants Closed | Plant	5
Automotive Experience
Restructuring Cost and Reserve [Line Items]
Number of employees to be severed | Employees	8,200
Restructuring And Related Cost Expected Number Of Plants To Be Closed | Plant	18
Building Efficiency
Restructuring Cost and Reserve [Line Items]
Number of employees to be severed | Employees	4,700
Restructuring And Related Cost Expected Number Of Plants To Be Closed | Plant	5
Power Solutions
Restructuring Cost and Reserve [Line Items]
Restructuring and impairment costs	$ 11	16	36
Number of employees to be severed | Employees	900
2015 Restructuring Plan
Restructuring Cost and Reserve [Line Items]
Restructuring and impairment costs	$ 397
2015 Restructuring Plan | Continuing Operations [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and impairment costs	397
2015 Restructuring Plan | Employee Severance
Restructuring Cost and Reserve [Line Items]
Restructuring and impairment costs	191
2014 Restructuring Plan
Restructuring Cost and Reserve [Line Items]
Restructuring and impairment costs		377
2014 Restructuring Plan | Continuing Operations [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and impairment costs		324
2014 Restructuring Plan | Employee Severance
Restructuring Cost and Reserve [Line Items]
Restructuring and impairment costs		191
2014 Restructuring Plan | Automotive Experience Electronics | Discontinued Operations
Restructuring Cost and Reserve [Line Items]
Restructuring and impairment costs		53
2013 Restructuring Plan
Restructuring Cost and Reserve [Line Items]
Restructuring and impairment costs			985
2013 Restructuring Plan | Continuing Operations [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and impairment costs			903
2013 Restructuring Plan | Discontinued Operations
Restructuring Cost and Reserve [Line Items]
Restructuring and impairment costs			82
2013 Restructuring Plan | Employee Severance
Restructuring Cost and Reserve [Line Items]
Restructuring and impairment costs			392
2013 Restructuring Plan | Automotive Experience Electronics | Discontinued Operations
Restructuring Cost and Reserve [Line Items]
Restructuring and impairment costs			28
2013 Restructuring Plan | Global Workplace Solutions | Discontinued Operations
Restructuring Cost and Reserve [Line Items]
Restructuring and impairment costs			54
Building Efficiency Systems and Service North America | Building Efficiency
Restructuring Cost and Reserve [Line Items]
Restructuring and impairment costs	2	12	35
Building Efficiency Systems and Service North America | 2015 Restructuring Plan | Continuing Operations [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and impairment costs	2
Building Efficiency Systems and Service North America | 2014 Restructuring Plan | Continuing Operations [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and impairment costs		12
Building Efficiency Systems and Service North America | 2013 Restructuring Plan | Continuing Operations [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and impairment costs			35
Building Efficiency Products North America | Building Efficiency
Restructuring Cost and Reserve [Line Items]
Restructuring and impairment costs	2	7	28
Building Efficiency Products North America | 2015 Restructuring Plan | Continuing Operations [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and impairment costs	2
Building Efficiency Products North America | 2014 Restructuring Plan | Continuing Operations [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and impairment costs		7
Building Efficiency Products North America | 2013 Restructuring Plan | Continuing Operations [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and impairment costs			28
Corporate | 2015 Restructuring Plan | Continuing Operations [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and impairment costs	166
Corporate | 2014 Restructuring Plan | Continuing Operations [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and impairment costs		7
Corporate | 2013 Restructuring Plan | Continuing Operations [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and impairment costs			17
Automotive Experience Interiors | 2014 Restructuring Plan | Continuing Operations [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and impairment costs		130
Automotive Experience Interiors | 2013 Restructuring Plan | Continuing Operations [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and impairment costs			560
Building Efficiency Rest of World | Building Efficiency
Restructuring Cost and Reserve [Line Items]
Restructuring and impairment costs	27	119	70
Building Efficiency Rest of World | 2015 Restructuring Plan | Continuing Operations [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and impairment costs	27
Building Efficiency Rest of World | 2014 Restructuring Plan | Continuing Operations [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and impairment costs		119
Building Efficiency Rest of World | 2013 Restructuring Plan | Continuing Operations [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and impairment costs			70
Automotive Experience Seating | 2015 Restructuring Plan | Continuing Operations [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and impairment costs	182
Automotive Experience Seating | 2014 Restructuring Plan | Continuing Operations [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and impairment costs		29
Automotive Experience Seating | 2013 Restructuring Plan | Continuing Operations [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and impairment costs			152
Power Solutions | 2015 Restructuring Plan | Continuing Operations [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and impairment costs	11
Power Solutions | 2014 Restructuring Plan | Continuing Operations [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and impairment costs		16
Power Solutions | 2013 Restructuring Plan | Continuing Operations [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and impairment costs			36
Building Efficiency Asia | Building Efficiency
Restructuring Cost and Reserve [Line Items]
Restructuring and impairment costs	7	4	5
Building Efficiency Asia | 2015 Restructuring Plan | Continuing Operations [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and impairment costs	$ 7
Building Efficiency Asia | 2014 Restructuring Plan | Continuing Operations [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and impairment costs		$ 4
Building Efficiency Asia | 2013 Restructuring Plan | Continuing Operations [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and impairment costs			$ 5